Condensed Deutsche Bank AG (Deutsche Bank AG) Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Deutsche Bank AG (Parent Company only) Financial Information [Abstract]
Condensed Statement of Income (Parent Company only) [text block table]
Condensed statement of income
in € m.	2021	2020	2019
Interest income, excluding dividends from subsidiaries	13,830	15,301	17,402
Dividends received from subsidiaries:
Bank subsidiaries	356	166	914
Nonbank subsidiaries	893	859	608
Interest expense	5,120	6,274	9,810
Net interest and dividend income	9,959	10,052	9,114
Provision for credit losses	317	1,444	3,118
Net interest and dividend income after provision for credit losses	9,642	8,608	5,996
Noninterest income:
Commissions and fee income	4,987	4,414	2,957
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,151	1,709	132
Other income (loss)[1]	(105)	1,506	(11,912)
Total noninterest income	7,034	7,629	(8,824)
Noninterest expenses:
Compensation and benefits	5,395	5,641	4,760
General and administrative expenses	7,427	6,950	7,735
Services provided by (to) affiliates, net	2,097	2,730	1,328
Impairment of goodwill and other intangible assets	0	0	75
Total noninterest expenses	14,918	15,321	13,898
Income (loss) before income taxes	1,757	916	(16,725)
Income tax expense (benefit)	213	(34)	1,357
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	1,544	950	(18,083)

[1]Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income as well as impairments and write-ups on investments in subsidiaries. In 2020 the gain from the merger of DB Privat-und Firmenkundenbank with Deutsche Bank AG is also included.
Condensed statement of comprehensive income
in € m.	2021	2020	2019
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	1,544	950	(18,083)
Other comprehensive income (loss), net of tax	130	(172)	(440)
Total comprehensive income (loss), net of tax	1,674	778	(18,523)

Condensed Balance Sheet (Parent Company only) [text block table]
Condensed balance sheet
in € m.	Dec 31, 2021	Dec 31, 2020
Assets:
Cash and central bank balances:	153,899	138,716
Interbank balances (w/o central banks):
Bank subsidiaries	13,265	13,980
Other	4,742	4,668
Central bank funds sold, securities purchased under resale agreements, securities borrowed:
Bank subsidiaries	0	0
Nonbank subsidiaries	39,253	29,165
Other	7,552	7,715
Financial assets at fair value through profit or loss:
Bank subsidiaries	1,083	1,533
Nonbank subsidiaries	1,234	1,360
Other	430,102	468,875
Financial assets at fair value through other comprehensive income	48,612	74,931
Investments in associates	236	183
Investment in subsidiaries:
Bank subsidiaries	6,592	6,563
Nonbank subsidiaries	21,725	23,229
Loans:
Bank subsidiaries	34,817	26,893
Nonbank subsidiaries	36,351	38,095
Other	352,176	313,011
Other assets:
Bank subsidiaries	1,396	1,095
Nonbank subsidiaries	12,616	11,798
Other	92,967	108,194
Total assets	1,258,617	1,270,004
Liabilities and equity:
Deposits:
Bank subsidiaries	25,927	21,470
Nonbank subsidiaries	16,460	15,396
Other	497,726	474,012
Central bank funds purchased, securities sold under repurchase agreements and securities loaned:
Bank subsidiaries	570	895
Nonbank subsidiaries	48,891	36,566
Other	762	3,751
Financial liabilities at fair value through profit or loss:
Bank subsidiaries	1,493	2,003
Nonbank subsidiaries	859	559
Other	365,005	387,389
Other short-term borrowings:
Bank subsidiaries	27	37
Nonbank subsidiaries	956	1,440
Other	3,789	3,313
Other liabilities:
Bank subsidiaries	1,028	1,125
Nonbank subsidiaries	5,291	6,285
Other	77,702	100,571
Long-term debt	162,108	169,007
Total liabilities	1,208,592	1,223,819
Total shareholders’ equity	41,720	40,361
Additional equity components	8,305	5,824
Total equity	50,025	46,185
Total liabilities and equity	1,258,617	1,270,004

Condensed Statement of Cash Flows (Parent Company only) [text block table]
Condensed statement of cash flows
in € m.	2021	2020	2019
Net cash provided by (used in) operating activities	(12,829)	20,605	(41,369)
Cash flows from investing activities:
Proceeds from:
Sale of financial assets at fair value through other comprehensive income	49,020	37,446	14,075
Maturities of financial assets at fair value through other comprehensive income	18,646	29,093	36,236
Sale of debt securities held to collect at amortized cost	30	8,239	350
Maturities of debt securities held to collect at amortized cost	4,743	3,960	195
Sale of equity method investments	21	30	0
Sale of property and equipment	93	12	12
Purchase of:
Financial assets at fair value through other comprehensive income	(42,011)	(75,890)	(47,705)
Debt Securities held to collect at amortized cost	(5,922)	(3,359)	(19,320)
Investments in associates	(8)	(3)	(1)
Property and equipment	(464)	(387)	(266)
Net change in investments in subsidiaries	1,516	3,427	1,149
Other, net	(965)	(927)	(861)
Net cash provided by (used in) investing activities	24,698	1,642	(16,136)
Cash flows from financing activities:
Issuances of subordinated long-term debt	1,099	1,668	25
Repayments and extinguishments of subordinated long-term debt	(25)	(1,120)	(11)
Issuances of trust preferred securities	0	0	0
Repayments and extinguishments of trust preferred securities	0	0	0
Principal portion of lease payments	(462)	(479)	(362)
Common shares issued	0	0	0
Purchases of treasury shares	(346)	(279)	(1,359)
Sale of treasury shares	35	76	1,181
Additional Equity Components (AT1) issued	2,500	1,153	0
Purchases of Additional Equity Components (AT1)	(1,230)	(709)	(88)
Sale of Additional Equity Components (AT1)	1,210	721	77
Coupon on additional equity components, pre tax	(363)	(349)	(330)
Cash dividends paid	0	0	(227)
Net cash provided by (used in) financing activities	2,417	681	(1,094)
Net effect of exchange rate changes on cash and cash equivalents	755	(799)	1,163
Net increase (decrease) in cash and cash equivalents	15,042	47,295	(57,436)
thereof: Group internal merger	0	25,166	0
Cash and cash equivalents at beginning of period	129,699	82,405	139,841
Cash and cash equivalents at end of period	144,741	129,699	82,405
Net cash provided by (used in) operating activities include
Income taxes paid (received), net	13	916	280
Interest paid	5,182	6,324	10,054
Interest received	13,288	15,905	14,786
Dividends received	1,468	724	4,217
Cash and cash equivalents comprise
Cash and central bank balances (not included Interest-earning time deposits with central banks)	138,800	124,549	75,180
Interbank balances (w/o central banks)	5,941	5,151	7,225
Total	144,741	129,699	82,405

Parent Company Long-Term Debt (Parent Company only) [text block table]
Parent company’s long-term debt by earliest contractual maturity
	Due in 2022	Due in 2023	Due in 2024	Due in 2025	Due in 2026	Due after 2026	Total Dec 31, 2021	Total Dec 31, 2020
in € m.
Senior debt:
Bonds and notes:
Fixed rate	9,053	11,038	9,182	5,295	9,987	16,915	61,469	62,296[1]
Floating rate	3,135	1,373	2,327	3,243	3,235	4,871	18,184	27,991[1]
Other	37,246	1,044	999	935	814	31,511	72,549	69,254
Subordinated debt
Bonds and notes:
Fixed rate	14	0	64	2,623	1,967	2,488	7,157	6,047
Floating rate	600	1,197	21	194	0	455	2,467	2,846
Other	15	93	88	0	42	46	283	571
Total long-term debt	50,063	14,744	12,680	12,290	16,045	56,286	162,108	169,007

[1]Prior years' comparatives aligned to presentation in the current year.